Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

February 10, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal High Income Opportunity Fund (File Nos. 333-161462 and 811-21449)

Dear Sir or Madam:

On behalf of our client, Nuveen Municipal High Income Opportunity Fund (the “Fund”), we are filing Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) pursuant to section 8(c), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of updating the financial information for the Fund.

If you have any questions regarding this filing, please contact me at (202) 739-5254.

Very truly yours,

/s/ Trina C. Winkelmann

Trina C. Winkelmann